Business Combinations (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	May 03, 2011
Total purchase price	$ 1,341,000
Solidscape, Inc [Member]
Cash and cash equivalents	540
Accounts receivable	439
Inventories	1,578
Other current assets	771
Deferred income taxes	383
Property, plant and equipment	364
Goodwill	24,616	24,600
Intangible assets	19,500
Total assets acquired	48,191
Accounts payable & other liabilities	(1,041)
Unearned revenue	(154)
Deferred tax liabilities	(7,897)
Total liabilities assumed	(9,092)
Total purchase price	$ 39,099		$ 39,100